Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Advisor Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class Z
Trading Symbol	FVLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 376,132,861
Holdings Count | shares	201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.3 Financials 16.9 Health Care 10.6 Information Technology 10.1 Consumer Discretionary 8.3 Energy 7.9 Real Estate 7.2 Utilities 5.5 Materials 4.0 Consumer Staples 2.7 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Canada 4.4 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 4.4 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 Delta Air Lines Inc 1.0 SS&C Technologies Holdings Inc 1.0 Apollo Global Management Inc 1.0 LPL Financial Holdings Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 12.8
Fidelity Advisor Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class M
Trading Symbol	FTVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.37%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.37%
Net Assets	$ 376,132,861
Holdings Count | shares	201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.3 Financials 16.9 Health Care 10.6 Information Technology 10.1 Consumer Discretionary 8.3 Energy 7.9 Real Estate 7.2 Utilities 5.5 Materials 4.0 Consumer Staples 2.7 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Canada 4.4 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 4.4 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 Delta Air Lines Inc 1.0 SS&C Technologies Holdings Inc 1.0 Apollo Global Management Inc 1.0 LPL Financial Holdings Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 12.8
Fidelity Advisor Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class I
Trading Symbol	FVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Net Assets	$ 376,132,861
Holdings Count | shares	201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.3 Financials 16.9 Health Care 10.6 Information Technology 10.1 Consumer Discretionary 8.3 Energy 7.9 Real Estate 7.2 Utilities 5.5 Materials 4.0 Consumer Staples 2.7 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Canada 4.4 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 4.4 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 Delta Air Lines Inc 1.0 SS&C Technologies Holdings Inc 1.0 Apollo Global Management Inc 1.0 LPL Financial Holdings Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 12.8
Fidelity Advisor Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class C
Trading Symbol	FCVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.88%
Net Assets	$ 376,132,861
Holdings Count | shares	201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.3 Financials 16.9 Health Care 10.6 Information Technology 10.1 Consumer Discretionary 8.3 Energy 7.9 Real Estate 7.2 Utilities 5.5 Materials 4.0 Consumer Staples 2.7 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Canada 4.4 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 4.4 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 Delta Air Lines Inc 1.0 SS&C Technologies Holdings Inc 1.0 Apollo Global Management Inc 1.0 LPL Financial Holdings Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 12.8
Fidelity Advisor Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class A
Trading Symbol	FAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.13%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%
Net Assets	$ 376,132,861
Holdings Count | shares	201
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$376,132,861
Number of Holdings	201
Portfolio Turnover	100%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.3 Financials 16.9 Health Care 10.6 Information Technology 10.1 Consumer Discretionary 8.3 Energy 7.9 Real Estate 7.2 Utilities 5.5 Materials 4.0 Consumer Staples 2.7 Communication Services 1.2 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 88.4 Canada 4.4 United Kingdom 1.6 Germany 1.1 France 1.0 Israel 0.8 Portugal 0.6 Puerto Rico 0.6 Hong Kong 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 4.4 United Kingdom - 1.6 Germany - 1.1 France - 1.0 Israel - 0.8 Portugal - 0.6 Puerto Rico - 0.6 Hong Kong - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 3.1 Sandisk Corp/DE 1.4 PG&E Corp 1.3 Iron Mountain Inc 1.2 Delta Air Lines Inc 1.0 SS&C Technologies Holdings Inc 1.0 Apollo Global Management Inc 1.0 LPL Financial Holdings Inc 1.0 Equinix Inc 0.9 Eversource Energy 0.9 12.8
Fidelity Advisor Capital & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class Z
Trading Symbol	FIQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,008,872,288
Holdings Count | shares	697
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%

Holdings [Text Block]	A 0.0 BBB 4.4 BB 17.1 B 20.0 CCC,CC,C 9.4 Not Rated 3.5 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 19.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.4 BB - 17.1 B - 20.0 CCC,CC,C - 9.4 Not Rated - 3.5 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 Common Stocks 21.1 Bank Loan Obligations 7.7 Preferred Securities 4.4 Fixed-Income Funds 2.8 Alternative Funds 2.1 Preferred Stocks 1.9 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 19.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 Common Stocks - 21.1 Bank Loan Obligations - 7.7 Preferred Securities - 4.4 Fixed-Income Funds - 2.8 Alternative Funds - 2.1 Preferred Stocks - 1.9 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 United States 93.0 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 0.9 Zambia 0.4 Australia 0.3 Netherlands 0.3 Switzerland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 0.9 Zambia - 0.4 Australia - 0.3 Netherlands - 0.3 Switzerland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Broad USD High Yield Corporate Bond ETF 2.8 Fidelity Private Credit Company LLC 2.1 EchoStar Corp 1.9 Comfort Systems USA Inc 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.8 NVIDIA Corp 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Alphabet Inc Class A 1.2 Altice France SA 1.0 17.5
Fidelity Advisor Capital & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class M
Trading Symbol	FAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 3,008,872,288
Holdings Count | shares	697
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%

Holdings [Text Block]	A 0.0 BBB 4.4 BB 17.1 B 20.0 CCC,CC,C 9.4 Not Rated 3.5 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 19.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.4 BB - 17.1 B - 20.0 CCC,CC,C - 9.4 Not Rated - 3.5 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 Common Stocks 21.1 Bank Loan Obligations 7.7 Preferred Securities 4.4 Fixed-Income Funds 2.8 Alternative Funds 2.1 Preferred Stocks 1.9 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 19.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 Common Stocks - 21.1 Bank Loan Obligations - 7.7 Preferred Securities - 4.4 Fixed-Income Funds - 2.8 Alternative Funds - 2.1 Preferred Stocks - 1.9 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 United States 93.0 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 0.9 Zambia 0.4 Australia 0.3 Netherlands 0.3 Switzerland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 0.9 Zambia - 0.4 Australia - 0.3 Netherlands - 0.3 Switzerland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Broad USD High Yield Corporate Bond ETF 2.8 Fidelity Private Credit Company LLC 2.1 EchoStar Corp 1.9 Comfort Systems USA Inc 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.8 NVIDIA Corp 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Alphabet Inc Class A 1.2 Altice France SA 1.0 17.5
Fidelity Advisor Capital & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class I
Trading Symbol	FAHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 3,008,872,288
Holdings Count | shares	697
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%

Holdings [Text Block]	A 0.0 BBB 4.4 BB 17.1 B 20.0 CCC,CC,C 9.4 Not Rated 3.5 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 19.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.4 BB - 17.1 B - 20.0 CCC,CC,C - 9.4 Not Rated - 3.5 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 Common Stocks 21.1 Bank Loan Obligations 7.7 Preferred Securities 4.4 Fixed-Income Funds 2.8 Alternative Funds 2.1 Preferred Stocks 1.9 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 19.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 Common Stocks - 21.1 Bank Loan Obligations - 7.7 Preferred Securities - 4.4 Fixed-Income Funds - 2.8 Alternative Funds - 2.1 Preferred Stocks - 1.9 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 United States 93.0 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 0.9 Zambia 0.4 Australia 0.3 Netherlands 0.3 Switzerland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 0.9 Zambia - 0.4 Australia - 0.3 Netherlands - 0.3 Switzerland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Broad USD High Yield Corporate Bond ETF 2.8 Fidelity Private Credit Company LLC 2.1 EchoStar Corp 1.9 Comfort Systems USA Inc 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.8 NVIDIA Corp 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Alphabet Inc Class A 1.2 Altice France SA 1.0 17.5
Fidelity Advisor Capital & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class C
Trading Symbol	FAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.70%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
Net Assets	$ 3,008,872,288
Holdings Count | shares	697
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%

Holdings [Text Block]	A 0.0 BBB 4.4 BB 17.1 B 20.0 CCC,CC,C 9.4 Not Rated 3.5 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 19.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.4 BB - 17.1 B - 20.0 CCC,CC,C - 9.4 Not Rated - 3.5 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 Common Stocks 21.1 Bank Loan Obligations 7.7 Preferred Securities 4.4 Fixed-Income Funds 2.8 Alternative Funds 2.1 Preferred Stocks 1.9 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 19.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 Common Stocks - 21.1 Bank Loan Obligations - 7.7 Preferred Securities - 4.4 Fixed-Income Funds - 2.8 Alternative Funds - 2.1 Preferred Stocks - 1.9 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 United States 93.0 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 0.9 Zambia 0.4 Australia 0.3 Netherlands 0.3 Switzerland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 0.9 Zambia - 0.4 Australia - 0.3 Netherlands - 0.3 Switzerland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Broad USD High Yield Corporate Bond ETF 2.8 Fidelity Private Credit Company LLC 2.1 EchoStar Corp 1.9 Comfort Systems USA Inc 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.8 NVIDIA Corp 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Alphabet Inc Class A 1.2 Altice France SA 1.0 17.5
Fidelity Advisor Capital & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class A
Trading Symbol	FAHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 3,008,872,288
Holdings Count | shares	697
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,008,872,288
Number of Holdings	697
Portfolio Turnover	30%

Holdings [Text Block]	A 0.0 BBB 4.4 BB 17.1 B 20.0 CCC,CC,C 9.4 Not Rated 3.5 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 19.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.4 BB - 17.1 B - 20.0 CCC,CC,C - 9.4 Not Rated - 3.5 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.0 Common Stocks 21.1 Bank Loan Obligations 7.7 Preferred Securities 4.4 Fixed-Income Funds 2.8 Alternative Funds 2.1 Preferred Stocks 1.9 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 19.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.0 Common Stocks - 21.1 Bank Loan Obligations - 7.7 Preferred Securities - 4.4 Fixed-Income Funds - 2.8 Alternative Funds - 2.1 Preferred Stocks - 1.9 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 19.8 United States 93.0 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 0.9 Zambia 0.4 Australia 0.3 Netherlands 0.3 Switzerland 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 0.9 Zambia - 0.4 Australia - 0.3 Netherlands - 0.3 Switzerland - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Broad USD High Yield Corporate Bond ETF 2.8 Fidelity Private Credit Company LLC 2.1 EchoStar Corp 1.9 Comfort Systems USA Inc 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.8 NVIDIA Corp 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Alphabet Inc Class A 1.2 Altice France SA 1.0 17.5
Fidelity Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity® Floating Rate High Income Fund
Trading Symbol	FFRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6
Fidelity Advisor Floating Rate High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class Z
Trading Symbol	FIQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6
Fidelity Advisor Floating Rate High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class M
Trading Symbol	FFRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6
Fidelity Advisor Floating Rate High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class I
Trading Symbol	FFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6
Fidelity Advisor Floating Rate High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class C
Trading Symbol	FFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6
Fidelity Advisor Floating Rate High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class A
Trading Symbol	FFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 13,934,097,136
Holdings Count | shares	582
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$13,934,097,136
Number of Holdings	582
Portfolio Turnover	35%

Holdings [Text Block]	A 0.1 BBB 1.6 BB 21.7 B 59.8 CCC,CC,C 7.4 Not Rated 4.4 Equities 2.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 1.6 BB - 21.7 B - 59.8 CCC,CC,C - 7.4 Not Rated - 4.4 Equities - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 4.2 Common Stocks 1.9 Alternative Funds 0.9 Asset-Backed Securities 0.5 Preferred Stocks 0.3 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 4.2 Common Stocks - 1.9 Alternative Funds - 0.9 Asset-Backed Securities - 0.5 Preferred Stocks - 0.3 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 United States 91.8 United Kingdom 2.6 France 1.3 Canada 1.3 Grand Cayman (UK Overseas Ter) 0.7 Netherlands 0.5 Luxembourg 0.3 Switzerland 0.3 Germany 0.3 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 2.6 France - 1.3 Canada - 1.3 Grand Cayman (UK Overseas Ter) - 0.7 Netherlands - 0.5 Luxembourg - 0.3 Switzerland - 0.3 Germany - 0.3 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.7 Asurion LLC 1.8 Acrisure LLC 1.3 Fertitta Entertainment LLC/NV 1.2 TransDigm Inc 1.1 Altice France SA 1.1 Clydesdale Acquisition Holdings Inc 1.1 Neptune Bidco US Inc 1.1 MH Sub I LLC 1.1 Polaris Newco LLC 1.1 13.6